Goodwill and other intangible assets (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals			£ 0
Amortisation of intangible assets	£ 1,147,000	£ 1,154,000	2,300,000	£ 2,326,000
Impairment charge			0
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			154,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			2,300,000
Amortization | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			38,000
Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			7,000
Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			£ 2,255,000